Derivative liability (Details) - 12 months ended Dec. 31, 2018	CAD ($)	USD ($)
Derivative Liability [Abstract]
Balance, beginning	$ 3,655,690
Warrants issued	8,935,289
Warrants exercised		$ (131,053)
Changes in fair value of derivative liabilities	(7,707,051)
Balance, ending	$ 4,752,875